Commitments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Lease agreement - Partnership (II) [Member]
LegalEntityLineItems [Line Items]
Lease agreement	R$ 2,399	R$ 1,877	R$ 2,081